SHARE-BASED COMPENSATION (Details) (USD $)	0 Months Ended			12 Months Ended
	Aug. 26, 2014	Apr. 01, 2013	Apr. 01, 2010	Dec. 31, 2014	Dec. 31, 2013	Aug. 25, 2014	Dec. 21, 2010	Oct. 31, 2014
2010 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment award, maximum number of incentive award available (in shares)	6,698,470		2,627,730			4,300,730	4,300,730
Restricted shares granted to employees	450,000
Restricted shares vested immediately (in percent)	25.00%
Vesting period for restricted shares	3 years
Option award, contractual term			5 years	4 years
Option granted (in shares)		300,000		1,300,000	300,000
Option exercised price, granted (in dollars per share)		$ 3.11		$ 7.00	$ 3.11
2010 Plan | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period for restricted shares			3 years
2010 Plan | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period for restricted shares			5 years
2014 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment award, maximum number of incentive award available (in shares)								4,000,000
Automatic increase of authorized ordinary shares (in percent)								1.00%
Automatic increase of authorized ordinary shares (in shares)								1,000,000